Convertible Notes Payable and Accrued Interest (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Convertible Notes Payable And Accrued Interest [Abstract]
Schedule of convertible notes payable and accrued interest
	June 30,	December 31,
	2017	2016
Due to a director of Omagine, interest at 10% per annum, due on demand, convertible into Common Stock at a conversion price of $2.50 per Common Share:

Principal	$150,000	$150,000

Accrued Interest	101,206	93,768

Due to investors, interest at 15% per annum, due on demand, convertible into Common Stock at a conversion price of $2.50 per Common Share:

Principal	35,000	35,000

Accrued Interest	43,769	41,165

Due to investors, interest at 10% per annum, due on demand, convertible into Common Stock at a conversion price of $2.50 per Common Share:

Principal	50,000	50,000

Accrued Interest	20,501	18,021

Due to entity owned by two Directors of Omagine, interest at 5% per annum, due on December 24, 2016, convertible into Common Stock at a conversion price of $0.75 per Common Share:

Principal	100,000	100,000

Accrued Interest	4,260	1,781

Due to an investor, interest at 0% per annum, due on September 12, 2017, convertible into Common Stock at a conversion price of $0.40 per Common Share (as modified on April 13, 2017 from a $50,000 note payable bearing interest at 5% per annum due on April 13, 2017 and convertible at a conversion price of $0.65 per share):

Principal	100,000	50,000

Unamortized Debt Discount	-	(13,904)

Accrued Interest	-	541
Total	$604,736	$526,372

	December 31,	December 31,
	2016	2015

Due to a director of Omagine, interest at 10% per annum, due on demand, convertible into Common Stock at a conversion price of $2.50 per Common Share:

Principal	$150,000	$150,000

Accrued Interest	93,768	78,727

Due to investors, interest at 15% per annum, due on demand, convertible into Common Stock at a conversion price of $2.50 per Common Share:

Principal	35,000	50,000

Accrued Interest	41,165	51,195

Due to investors, interest at 10% per annum, due on demand, convertible into Common Stock at a conversion price of $2.50 per Common Share:

Principal	50,000	50,000

Accrued Interest	18,021	18,007

Due to entity owned by two Directors of Omagine, interest at 5% per annum, due on December 24, 2016, convertible into Common Stock at a conversion price of $0.75 per Common Share:

Principal	100,000	-

Accrued Interest	1,781	-

Due to an investor, interest at 5% per annum, due on April 13, 2017, convertible into Common Stock at a conversion price of $0.65 per Common Share:

Principal	50,000	-

Unamortized Debt Discount	(13,904)

Accrued Interest	541	-
Total	$526,372	$397,929